Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Impairment		$ (7,300,000)	$ (11,800,000)
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization		(65,081,000)	(27,327,000)
Net		269,619,000
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, gross		369,500,000	381,300,000
Accumulated Amortization		(65,081,000)	(27,327,000)
Impairment		(7,300,000)	(11,800,000)
Intangible assets, net		297,119,000	342,173,000
Trade name
Indefinite-lived Intangible Assets [Line Items]
Intangible assets		34,800,000	46,600,000
Impairment	$ 0	(7,300,000)	(11,800,000)	$ 0
Intangible assets, net		27,500,000	34,800,000
Broker/customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost		334,700,000	334,700,000
Accumulated Amortization		(65,081,000)	(27,327,000)
Impairment		0	0
Net		$ 269,619,000	$ 307,373,000
Amortization Period (Years)		9 years	9 years
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization		$ (65,081,000)	$ (27,327,000)